Financial instruments - Derivatives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net	$ (57,506)	$ 17,390
Gain (loss)	(81,081)	56,250
Current portion of other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net	(35,534)	(11,249)
Other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(25,853)	(12,165)
Current portion of long-term receivables, investments and other [member]
Disclosure of detailed information about financial instruments [line items]
Net	1,028	25,948
Long-term receivables, investments and other [Member]
Disclosure of detailed information about financial instruments [line items]
Net	2,853	14,856
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(52,665)	34,360
Gain (loss)	(85,967)	58,983
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net	857	(150)
Gain (loss)	2,032	(4,014)
Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(5,698)	(16,820)
Gain (loss)	$ 2,854	$ 1,281